UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION

Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA           MARCH   , 2004
 ----------------------------   -----------------------    -----------------
         [Signature]                 [City, State]              [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                     118
                                                  -------------------------

Form 13F Information Table Value Total:                 226,503
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/04


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------

TOTALS:                           118            226,503    6,067,214

Coca-Cola Company                 191216100        16161      321284   321284                                                321284
Exxon Mobil Corporation           30231G102         9420      226492   226492                                                226492
American Express Co               025816109         7092      136775   136775                                                136775
Microsoft Corp.                   594918104         6653      266877   266877                                                266877
Intl Game Technology              448947101         6275      139560   139560                                                139560
Johnson & Johnson                 478160104         6108      120426   120426                                                120426
T Rowe Price Group.               74144T108         5794      107640   107640                                                107640
American Int'l Group              026874107         5167       72424    72424                                                 72424
General Electric Co               369604103         4949      162156   162156                                                162156
I Shares US Total Mkt.            464287846         4886       90900    90900                                                 90900
Bank of America Corp              060505104         4832       59671    59671                                                 59671
Paychex Inc.                      704326107         4561      128105   128105                                                128105
Jefferson Pilot Corp              475070108         4487       81570    81570                                                 81570
Suntrust Banks Inc                867914103         4067       58337    58337                                                 58337
Wal-Mart Stores                   931142103         3988       66804    66804                                                 66804
Georgia Bank Fin Corp             373127109         3825      136598   136598                                                136598
Merck & Co Inc                    589331107         3808       86179    86179                                                 86179
Hershey Foods Corp                427866108         3780       45626    45626                                                 45626
Anheuser-Busch Co Inc             035229103         3662       71800    71800                                                 71800
FedEx Corp                        31428X106         3581       47641    47641                                                 47641
ConocoPhillips                    20825C104         3549       50836    50836                                                 50836
ThreeM (3M) Company               88579Y101         3487       42598    42598                                                 42598
Mediacom Communications
  Corp ClA                        58446K105         3200      398984   398984                                                398984
BerkshireHathawayClB              084670207         3114        1001     1001                                                  1001
St Joe Company                    790148100         2922       71800    71800                                                 71800
Royal Dutch Pete                  780257804         2670       56108    56108                                                 56108
Church & Dwight Co                171340102         2594       59900    59900                                                 59900
Diebold Inc                       253651103         2533       52640    52640                                                 52640
Newmont Mining Corp               651639106         2509       53800    53800                                                 53800
Cousins Properties Inc            222795106         2507       76450    76450                                                 76450
Pfizer Inc.                       717081103         2443       69700    69700                                                 69700
Sunrise Assisted Living           86768K106         2391       66700    66700                                                 66700
Zimmer Holdings Inc               98956P102         2267       30720    30720                                                 30720
Wachovia Corp                     929903102         1993       42406    42406                                                 42406
Stan&Poors Dep Recs.              78462F103         1975       17465    17465                                                 17465
Intuit Inc                        461202103         1968       44100    44100                                                 44100
Charles Schwab Corp               808513105         1964      169190   169190                                                169190
PepsiCo Incorporated              713448108         1945       36114    36114                                                 36114
Brown Forman Corp                 115637209         1830       38400    38400                                                 38400
Forest Laboratories Inc           345838106         1819       25400    25400                                                 25400
Block (H&R) Inc                   093671105         1814       35540    35540                                                 35540
PetroChina Co                     71646E100         1809       35400    35400                                                 35400
Cisco Systems                     17275R102         1795       76135    76135                                                 76135
Duke Realty                       264411505         1753       50500    50500                                                 50500
Carnival Corp                     143658300         1720       38300    38300                                                 38300
Medco Health Solutions Inc        58405U102         1705       50142    50142                                                 50142
Tribune Company                   896047107         1685       33400    33400                                                 33400
Intern'l Business Mach            459200101         1656       18034    18034                                                 18034
Health Care Ppty Inv Inc          421915109         1619       57200    57200                                                 57200
Walt Disney Holdings Co           254687106         1606       64275    64275                                                 64275
AGL Resources Inc                 047753108         1570       54102    54102                                                 54102
Thornburg Mortgage Inc            885218107         1309       42100    42100                                                 42100
Cintas Corp                       172909105         1263       29050    29050                                                 29050
Intel Corp                        458140100         1257       46197    46197                                                 46197
Equity Rsntl Pptys Tr             29476L107         1255       42032    42032                                                 42032
Southtrust Corp                   844730101         1215       36634    36634                                                 36634
Young Innovations Inc             987520103         1188       33500    33500                                                 33500
G&K Services Inc                  361268105         1186       31860    31860                                                 31860
T I B Financial Corp              872449103         1113       51000    51000                                                 51000
_Travelers Property Class B       89420G406         1055       61100    61100                                                 61100
Lilly (Eli) & Co                  532457108         1026       15340    15340                                                 15340
Deere & Co                        244199105         1019       14700    14700                                                 14700
Gillette Co                       375766102         1007       25765    25765                                                 25765
General Dynamics Corp             369550108          983       11000    11000                                                 11000
Johnson Controls Inc              478366107          962       16258    16258                                                 16258
CitiGroup Inc                     172967101          912       17640    17640                                                 17640
Alltel Corp.                      020039103          888       17800    17800                                                 17800
Kimberly Clark Corp               494368103          868       13762    13762                                                 13762
Polaris Industries Inc            731068102          856       18834    18834                                                 18834
Procter & Gamble Co               742718109          852        8124     8124                                                  8124
Flaherty & Crumrine Pfd Inc Fnd   33848E106          841       56800    56800                                                 56800
BellSouth Corp                    079860102          791       28565    28565                                                 28565
Royal Bank Scotland prd D 9.125%  780097606          778       28600    28600                                                 28600
Home Depot                        437076102          775       20755    20755                                                 20755
SBC Communications                78387G103          721       29392    29392                                                 29392
Nasdaq 100 Trust Ser 1            631100104          699       19500    19500                                                 19500
Harley Davidson Inc               412822108          699       13100    13100                                                 13100
Southern Company                  842587107          676       22162    22162                                                 22162
Delta & Pine Land Co              247357106          668       26786    26786                                                 26786
Cross Timbers Royalty Tr          22757R109          634       22350    22350                                                 22350
Barrick Gold Corp.                02451E109          571       24000    24000                                                 24000
Clarcor Inc                       179895107          472       10700    10700                                                 10700
Amgen Inc                         031162100          448        7700     7700                                                  7700
Dover Corporation                 260003108          426       11000    11000                                                 11000
Genuine Parts Co                  372460105          417       12755    12755                                                 12755
Honeywell International           438516106          393       11600    11600                                                 11600
Georgia Pwr Cap V 7.125           37333R308          387       14200    14200                                                 14200
Macrovision                       555904101          370       19600    19600                                                 19600
Internap Network Services Corp    45885A102          352      204412   204412                                                204412
Regions Finl Corp I 8%            75914H208          343       12600    12600                                                 12600
Dominion Res Inc Va New           25746U109          334        5200     5200                                                  5200
Regions Finl Corp                 758940100          331        9068     9068                                                  9068
Swiss Helvetia Fund Inc           870875101          328       24946    24946                                                 24946
ChevronTexaco Corp                721467108          327        3728     3728                                                  3728
Verizon Communications            92343V104          318        8697     8697                                                  8697
Bristol Myers Squibb Co           110122108          311       12835    12835                                                 12835
JP Morgan Chase & Co              46625H100          294        7020     7020                                                  7020
Florida East Coast Inds           340632108          283        7900     7900                                                  7900
JM Smuckers Co                    832696405          276        5220     5220                                                  5220
Duke Energy                       264399106          264       11683    11683                                                 11683
Morgan Stanley                    617446448          264        4600     4600                                                  4600
Fortune Brands                    349631100          262        3425     3425                                                  3425
Dell Inc                          24702R101          254        7550     7550                                                  7550
Emerson Electric Co               291011104          252        4200     4200                                                  4200
Marsh & McLennan Co Inc.          571748102          250        5393     5393                                                  5393
Schlumberger Ltd                  806857108          249        3900     3900                                                  3900
Abbott Labs                       002824100          232        5640     5640                                                  5640
Sector Spdr Engy Select           81369Y506          223        7600     7600                                                  7600
Colgate-Palmolive Co              194162103          220        4001     4001                                                  4001
Caremark Rx Inc                   141705103          216        6500     6500                                                  6500
Chicos FAS Inc                    168615102          213        4600     4600                                                  4600
Allstate Corp                     020002101          209        4600     4600                                                  4600
Fidelity Southern Corp            316320100          157       10560    10560                                                 10560
Universal Display Cp              91347P105          136       10600    10600                                                 10600
Flag Financial Corp               33832H107          133       10365    10365                                                 10365
Earth Search Science Inc          270313109            4      130000   130000                                                130000
Migratec Inc                      598622108            0       20000    20000                                                 20000
Other over $200000 or
 10000 shares                        n/a            6980      253905   253905                                                253905

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